================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21085

                       THE METZLER/PAYDEN INVESTMENT GROUP
               (Exact name of registrant as specified in charter)

                  333 SOUTH GRAND AVENUE, LOS ANGELES, CA 90071
                    (Address of principal executive offices)

                             EDWARD S. GARLOCK, ESQ.
                                    SECRETARY
                             333 SOUTH GRAND AVENUE
                              LOS ANGELES, CA 90071
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-2870

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2009

================================================================================

Metzler/Payden European Emerging Markets Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
COMMON STOCKS (101%)
CONSUMER DISCRETIONARY (2%)
     4,899,100   Compa SA (b)                                       $        145
        75,000   NFI Empik Media & Fashion SA (b)                            192
        90,000   OAO Magnit (b)                                            1,328
       518,500   Olympic Entertainment Group AS                              388
       130,063   Vistula Group SA (b)                                         91
                                                                    ------------
                                                                           2,144
                                                                    ------------
CONSUMER STAPLES (6%)
        55,000   BIM Birlesik Magazalar AS                                 1,176
        45,000   Central European Distribution Corp. (b)                     544
       236,800   Cherkizovo Group (b)                                        352
            50   Cherkizovo Group-GDR 144A (b)(c)(e)                           0
       299,375   Elstar Oils SA (b)                                          368
         7,000   Gedeon Richter Rt.                                          791
        10,000   KRKA d.d.                                                   688
         1,000   LPP SA (b)                                                  308
        28,950   Wimm-Bill-Dann Foods ADR (b)                                695
       149,400   X5 Retail Group NV (b)                                    1,004
                                                                    ------------
                                                                           5,926
                                                                    ------------
DIVERSIFIED (2%)
     1,500,000   Immoeast AG (b)                                           1,750
         4,200   Koc Holdings AS                                               6
                                                                    ------------
                                                                           1,756
                                                                    ------------
ENERGY (28%)
       245,766   LUKOIL, LUK GR, EUR, Frankfurt                            7,973
        48,000   MOL Magyar Olaj-es Gazipari Rt.                           1,920
       528,550   OAO Gazprom - Spon ADR                                    6,787
     1,381,900   OAO Rosneft Oil Co.                                       4,255
        30,000   OMV AG                                                      852
       800,000   Polish Oil & Gas                                            866
       199,750   Polski Koncern Naftowy Orlen SA                           1,274
       242,500   Sibir Energy PLC                                            651
       647,000   Surgutneftegaz                                            2,741
       125,000   Volga Gas PLC (b)                                           110
                                                                    ------------
                                                                          27,429
                                                                    ------------
FINANCIAL (24%)
       550,000   Aksigorta                                                   894
     3,225,753   Banca Transilvania                                          754
        30,000   Bank Handlowy w Warszawie SA                                298
       118,250   Bank Pekao SA                                             3,671
        55,000   Bank Zachodni WBK SA                                      1,378
        22,000   BRE Bank SA (b)                                             858
        85,000   Erste Group Bank AG                                       1,277
       264,400   Globe Trade Centre SA (b)                                   994
        20,700   Komercni Banka AS                                         2,275
       266,600   OTP Bank Rt. (b)                                          2,642
       464,350   PKO Bank Polski                                           3,677
        36,000   Raiffeisen International Bank-Holding AG                    731
       712,000   Romanian Development Bank                                 1,232
     1,271,900   Turkiye Is Bankasi                                        2,819
                                                                    ------------
                                                                          23,500
                                                                    ------------
INDUSTRIAL (5%)
        74,836   AS Merko Ehitus (b)                                         266
       375,000   Impexmetal SA                                               146
        22,000   Inter Cars SA                                               164
       160,000   Mechel-ADR                                                  539
         2,289   Mondi Swiecie SA                                             26
       323,650   New World Resources BV                                    1,114
       177,100   Panevezio Statybos Trestas                                   94
        17,000   PBG SA (b)                                                  988
        75,000   Pfleiderer Grajewo SA                                       128
       670,000   Polimex Mostostal SA                                        471
        40,000   Przedsiebiorstwo Eksportu i Importu KOPEX SA                114
        70,025   Trakcja Polska, SA (b)                                       75
     4,941,300   Turbomecanica SA                                             99
                                                                    ------------
                                                                           4,224
                                                                    ------------
MATERIALS (8%)
        82,500   Evraz Group SA                                              691
       232,300   KGHM Polska Miedz SA                                      1,991
       448,100   Mining and Metallurgical Company Norilsk
                 Nickel (b)                                                1,837
       129,400   Novopipetsk Steel                                         1,088
       299,500   Peter Hambro Mining PLC                                   2,393
                                                                    ------------
                                                                           8,000
                                                                    ------------
TELECOMMUNICATION (16%)
       140,000   AFK Sistema (d)                                             513
       141,500   Agora SA                                                    540
       140,000   Cesky Telecom AS                                          2,587
       508,750   Comstar United System (d)                                 1,209
         3,948   Hurriyet Gazetecilik ve Matbaacilik AS (b)                    2
       467,800   Magyar Tavkozlesi Rt (Matav)                              1,142
        57,000   Mobile TeleSystems                                        1,202
       634,000   OAO Vimpel-Communications (b)                             3,822
       613,150   Telekomunikacja Polska SA                                 3,449
       279,500   TVN SA                                                      943
                                                                    ------------
                                                                          15,409
                                                                    ------------
UTILITIES (10%)
       218,900   CEZ                                                       7,474
        80,000   NovaTek OAO                                               1,742
       129,280   Transelectrica SA                                           375
                                                                    ------------
                                                                           9,591
                                                                    ------------
TOTAL (COST-$265,577) (a) (101%)                                          97,979
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                                 (592)
                                                                    ------------
NET ASSETS (100%)
                                                                    $     97,387
                                                                    ============

All of the securities are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $     826
Unrealized depreciation        (168,424)
                              ---------
Net unrealized depreciation   $(167,598)
                              =========

(b)  Non-income producing security.

(c) Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d) Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)  Security appraised at fair value under procedures established by the Board.

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $97,979            $--
Level 2            --             --
Level 3            --             --
              -------            ---
Total         $97,979            $--
              =======            ===

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                   Unrealized
                                                      Contract    Appreciation
Delivery                                   Contract     Value    (Depreciation)
Date        Currency (000s)                  Price     (000s)        (000s)
---------   ---------------                --------   --------   --------------
ASSETS:
2/5/2009    British Pound (Sell 1,064)       1.4414    $1,534         $ 22
1/30/2009   Euro (Sell 6)                    1.2813         8           --
2/2/2009    Euro (Sell 18)                   1.2812        23            1
2/5/2009    Euro (Sell 7,462)                1.2812     9,560          423
1/30/2009   Hungary Forint (Sell 32,719)   232.6754       141            9
1/30/2009   Lithuanian Lit (Sell 12)         2.6939         5           --
2/2/2009    Lithuanian Lit (Sell 29)         2.7878        11           --
2/3/2009    Poland Zloty (Sell 514)          3.4770       148            3
                                                                      ----
                                                                      $458
                                                                      ====
LIABILITIES:
1/30/2009   Poland Zloty (Sell 114)          3.4759    $   33         $ (4)
1/30/2009   Poland Zloty (Sell 395)          3.4759       114          (15)
1/30/2009   Poland Zloty (Sell 434)          3.4759       125          (17)
                                                                      ----
                                                                      $(36)
                                                                      ====

Metzler/Payden European Leaders Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
INVESTMENT COMPANY (COST-$2,498) (102%)
     2,497,702   Paydenfunds Cash Reserves Money Market Fund       $       2,498
                                                                   -------------
TOTAL (COST-$2,498) (a) (102%)                                             2,498
LIABILITIES IN EXCESS OF OTHER ASSETS (-2%)                                  (39)
                                                                   -------------
NET ASSETS (100%)                                                  $       2,459
                                                                   =============

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation                    $--
Unrealized depreciation                     --
                                           ---
Net unrealized appreciation/depreciation   $--
                                           ===

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $2,498             $--
Level 2           --              --
Level 3           --              --
              ------             ---
Total         $2,498             $--
              ======             ===

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                         Contract    Unrealized
Delivery                      Contract     Value    Appreciation
Date        Currency (000s)     Price     (000s)       (000s)
--------    ---------------   --------   --------   ------------
ASSETS:
1/21/2009   Euro (Sell 10)     1.2813       $13          $--
1/21/2009   Euro (Sell 13)     1.2813        17            1
1/21/2009   Euro (Sell 15)     1.2813        19            1
1/21/2009   Euro (Sell 25)     1.2813        33            1
1/21/2009   Euro (Sell 5)      1.2813         7           --
1/21/2009   Euro (Sell 8)      1.2813        10           --
1/21/2009   Euro (Sell 8)      1.2813        11           --
                                                         ---
                                                         $ 3
                                                         ===

Metzler/Payden International Real Estate Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
COMMON STOCKS (COST-$6) (0%)
OFFICE (0%)
        25,931   ING Office, Rts.                                   $         --
INVESTMENT COMPANY (COST-$187) (91%)
       186,888   Paydenfunds Cash Reserves Money Market Fund                 187
                                                                    ------------
TOTAL (COST-$193) (a) (91%)                                                  187
OTHER ASSETS, NET OF LIABILITIES (9%)                                         18
                                                                    ------------
NET ASSETS (100%)                                                   $        205
                                                                    ============

All of the securities are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $--
Unrealized depreciation        (6)
                              ---
Net unrealized depreciation   $(6)
                              ===

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-----     --------------   -----------
Level 1         $187           $--
Level 2           --            --
Level 3           --            --
                ----           ---
Total           $187           $--
                ====           ===

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.    ORGANIZATION AND RELATED MATTERS

The Metzler/Payden Investment Group (the "MP Group") is an open-end registered investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Each of its three funds (each a "Fund," collectively the "MP Funds") is a series of the MP Group. The MP Group commenced operations on December 30, 2002. Each of the MP Funds is able to issue unlimited shares at $0.001 par value, and each has been classified as non-diversified.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S., or outside the U.S. for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.

Fair value pricing may occur when (1) developments occur (a "significant event") that will affect the value of a Fund's holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.

In September 2006, the Financial Accounting Standards Board issued Statement Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. The various inputs that may be used to determine the value of the Fund's investments are summarized in three broad levels. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1--Quoted prices in active markets for identical securities

Level 2--Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.

Level 3--Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, the two tax exempt funds and the Longevity Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options Transactions

Option techniques may be utilized by each of the Funds to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by

NOTES TO FINANCIAL STATEMENTS continued

the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds held no options at the end of the period.

Futures Contracts

The Funds may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Collateral

Futures contracts, options and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

3. RELATED PARTY TRANSACTIONS

Metzler/Payden (the "Adviser") provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

                                                         Adviser Fees Based on Assets
                                                    ---------------------------------------
                                                    Between   Between    Between
                                                    0 -- 500  0.5 -- 1   1 -- 2      Over 2  Expense
                                                     Million   Billion   Billion    Billion  Guarantee
                                                    --------  --------  ---------   -------  ---------
Metzler/Payden European Emerging Markets .........    0.75%     0.75%       0.75%    0.75%     1.50%
Metzler/Payden European Leaders ..................    0.75%     0.75%       0.75%    0.75%     1.50%
Metzler/Payden International Real Estate .........    0.85%     0.85%       0.85%    0.85%     1.25%


* Limit effective February 28, 2008

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expense of the Funds, including advisory fees (exclusive of interest and taxes); will not exceed the percentages indicated above ("Expense Guarantee") of that Fund's average daily net assets on an annualized basis.

NOTES TO FINANCIAL STATEMENTS CONTINUED

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the MP Funds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Subsequent Event

On January 2, 2009 the Board of Trustees approved the closing of the Metzler/Payden International Real Estate Funds, and on January 20, 2009 the Board of Trustees approved the closing of the Metzler/Payden European Leaders. On March 20, 2009 the Funds closed and assets were transferred to other Funds or distributed in cash.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Metzler/Payden Investment Group


By (Signature and Title)                /s/ SCOTT J. WEINER
                                        ----------------------------------------
                                        SCOTT J. WEINER
                                        CHAIRMAN AND PRESIDENT

Date 3/27/09

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ SCOTT J. WEINER
                                        ----------------------------------------
                                        SCOTT J. WEINER
                                        CHAIRMAN AND PRESIDENT

Date 3/27/09


By (Signature and Title)                /s/ BRIAN W. MATTHEWS
                                        ----------------------------------------
                                        BRIAN W. MATTHEWS
                                        CHIEF FINANCIAL OFFICER

Date 3/27/09